PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
PROPERTY AND EQUIPMENT

NOTE 8 — PROPERTY AND EQUIPMENT

The components of property and equipment were as follows:

(In millions)

June 30,	2015	2014

Land	$769	$541
Buildings and improvements	10,800	8,867
Leasehold improvements	3,577	3,560
Computer equipment and software	13,612	11,430
Furniture and equipment	3,579	3,406

Total, at cost	32,337	27,804
Accumulated depreciation	(17,606)	(14,793)

Total, net	$14,731	$13,011

During fiscal years 2015, 2014, and 2013, depreciation expense was $4.1 billion, $3.4 billion, and $2.6 billion, respectively.